Financial Instrument Risks and Risk Management - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	$ 1,347,831	$ 924,980
Derivative liabilities	162,935	19,911
Lease liabilities	80,366	46,728	$ 35,500
Reclamation and closure costs	142,146	$ 134,980	$ 98,716
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	241,030
Loans and borrowings	1,632,443
Derivative liabilities	74,781
Lease liabilities	102,917
Other financial liabilities	138,668
Reclamation and closure costs	225,356
Purchase commitments	118,827
Other operating commitments	123,217
Total	2,657,239
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	241,030
Loans and borrowings	253,751
Derivative liabilities	57,663
Lease liabilities	31,700
Other financial liabilities	28,368
Reclamation and closure costs	14,475
Purchase commitments	66,694
Other operating commitments	25,777
Total	719,458
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	777,383
Derivative liabilities	17,118
Lease liabilities	25,088
Other financial liabilities	27,952
Reclamation and closure costs	29,436
Purchase commitments	8,024
Other operating commitments	26,808
Total	911,809
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	420,615
Derivative liabilities	0
Lease liabilities	19,110
Other financial liabilities	27,774
Reclamation and closure costs	18,371
Purchase commitments	7,437
Other operating commitments	27,880
Total	521,187
Liquidity risk | 3-4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	180,694
Derivative liabilities	0
Lease liabilities	12,786
Other financial liabilities	26,764
Reclamation and closure costs	11,329
Purchase commitments	7,000
Other operating commitments	28,995
Total	267,568
Liquidity risk | 4–5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	0
Derivative liabilities	0
Lease liabilities	4,470
Other financial liabilities	19,795
Reclamation and closure costs	8,255
Purchase commitments	6,881
Other operating commitments	1,063
Total	40,464
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	0
Derivative liabilities	0
Lease liabilities	9,763
Other financial liabilities	8,015
Reclamation and closure costs	143,490
Purchase commitments	22,791
Other operating commitments	12,694
Total	$ 196,753